IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and CVA but is before allowance for credit losses or credit risk mitigation for IRB approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.

$ millions, as at	2024 Jul. 31				2023 Oct. 31
	IRB approach	(1)(2)	Standardized approach	Total	IRB approach	(1)(2)	Standardized approach	Total
Business and government portfolios
Drawn	$391,874		$15,561	$407,435	$318,366		$80,259	$398,625
Undrawn commitments	72,031		1,086	73,117	58,823		9,661	68,484
Repo-style transactions	423,490		1	423,491	340,267		–	340,267
Other off-balance sheet	17,423		449	17,872	15,482		937	16,419
OTC derivatives	17,082		118	17,200	17,688		140	17,828
Gross EAD on business and government portfolios	921,900		17,215	939,115	750,626		90,997	841,623
Less: Collateral held for repo-style transactions	404,374		–	404,374	325,118		–	325,118
Net EAD on business and government portfolios	517,526		17,215	534,741	425,508		90,997	516,505
Retail portfolios
Drawn	328,080		6,543	334,623	320,785		11,012	331,797
Undrawn commitments	107,931		3,917	111,848	103,846		3,826	107,672
Other off-balance sheet	440		118	558	413		116	529
Gross EAD on retail portfolios	436,451		10,578	447,029	425,044		14,954	439,998
Securitization exposures (3)	23,622		19,591	43,213	24,171		13,870	38,041
Gross EAD (4)	$1,381,973		$47,384	$1,429,357	$1,199,841		$119,821	$1,319,662
Net EAD (4)	$977,599		$47,384	$1,024,983	$874,723		$119,821	$994,544
(1)	Beginning the first quarter of 2024, the IRB approach was applied to the majority of our credit portfolios within CIBC Bank USA, which previously followed the standardized approach.
(2)	Includes exposures subject to the supervisory slotting approach.
(3)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach (SEC-ERBA), which is inclusive of the internal assessment approach (SEC-IAA), includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(4)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2024 Jul. 31	2023 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,094	$–	$1,094	$1,019
Personal	256	–	256	280
Credit card	223	157	380	361
Business and government	269	–	269	184
	$1,842	$157	$1,999	$1,844

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the nine months ended
$ millions				2024 Jul. 31		2024 Apr. 30		2023 Jul. 31	2024 Jul. 31	2023 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$15.3	$7.4	$7.4	$11.2	$11.7	$10.6	$7.2	$7.4	$9.8	$7.1
Credit spread risk	3.8	2.1	2.6	2.8	2.4	2.4	1.3	1.4	2.5	1.4
Equity risk	7.9	4.5	6.7	6.2	4.9	6.4	5.5	4.9	6.1	5.6
Foreign exchange risk	2.2	0.8	0.8	1.4	2.7	1.5	0.6	0.5	1.3	0.8
Commodity risk	5.2	2.2	3.3	3.3	3.1	2.4	2.3	2.4	2.8	2.5
Diversification effect (1)	n/m	n/m	(10.1)	(11.8)	(9.8)	(10.3)	(7.4)	(7.4)	(10.7)	(8.3)
Total VaR (one-day measure)	$17.8	$9.7	$10.7	$13.1	$15.0	$13.0	$9.5	$9.2	$11.8	$9.1
(1)
Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect. Prior period amounts have been restated to conform with the presentation adopted in the first quarter of 2024.

n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2024 Jul. 31			2024 Apr. 30			2023 Jul. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$145	$79	$224	$216	$89	$305	$303	$111	$414
Increase (decrease) in EVE	(919)	(406)	(1,325)	(820)	(367)	(1,187)	(593)	(293)	(886)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(191)	(80)	(271)	(273)	(88)	(361)	(310)	(86)	(396)
Increase (decrease) in EVE	831	417	1,248	724	380	1,104	519	312	831
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2024	Cash and deposits with banks	$47,849	$–	$47,849	$640	$47,209
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	177,299	103,154	280,453	165,352	115,101
	Other debt securities	5,617	11,163	16,780	3,751	13,029
	Equities	60,221	33,622	93,843	50,293	43,550
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,598	1,867	34,465	17,766	16,699
	Other liquid assets (2)	14,850	2,605	17,455	8,121	9,334
		$338,434	$152,411	$490,845	$245,923	$244,922
2023	Cash and deposits with banks	$55,718	$–	$55,718	$862	$54,856
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	155,487	94,880	250,367	134,415	115,952
	Other debt securities	5,729	11,681	17,410	4,343	13,067
	Equities	43,798	28,432	72,230	33,317	38,913
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,733	4,908	36,641	17,365	19,276
	Other liquid assets (2)	12,597	2,685	15,282	8,238	7,044
		$305,062	$142,586	$447,648	$198,540	$249,108
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$11,684	$–	$–	$–	$–	$–	$–	$–	$–	$11,684
Interest-bearing deposits with banks	36,165	–	–	–	–	–	–	–	–	36,165
Securities	5,924	8,453	5,038	9,023	15,750	38,369	59,693	48,146	63,526	253,922
Cash collateral on securities borrowed	16,495	–	–	–	–	–	–	–	–	16,495
Securities purchased under resale agreements	47,643	13,698	9,623	3,018	3,704	1,505	130	–	–	79,321
Loans
Residential mortgages	4,414	8,668	16,266	12,825	24,163	90,562	110,673	9,675	–	277,246
Personal	1,078	518	680	944	857	544	4,710	5,371	31,686	46,388
Credit card	425	849	1,274	1,274	1,274	5,097	10,033	–	–	20,226
Business and government	11,473	9,965	11,067	12,863	15,085	38,786	77,462	21,193	12,153	210,047
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,920)	(3,920)
Derivative instruments	2,917	3,582	3,791	2,160	1,456	4,534	6,655	5,216	–	30,311
Customers’ liability under acceptances	92	70	–	–	–	–	–	–	–	162
Other assets	–	–	–	–	–	–	–	–	43,360	43,360
	$138,310	$45,803	$47,739	$42,107	$62,289	$179,397	$269,356	$89,601	$146,805	$1,021,407
October 31, 2023 (2)	$148,846	$41,962	$44,949	$38,144	$42,260	$151,110	$301,854	$80,914	$125,651	$975,690
Liabilities
Deposits (3)	$50,255	$42,518	$53,029	$59,818	$46,154	$42,421	$65,868	$19,900	$363,483	$743,446
Obligations related to securities sold short	24,040	–	–	–	–	–	–	–	–	24,040
Cash collateral on securities lent	8,515	–	–	–	–	–	–	–	–	8,515
Obligations related to securities sold under repurchase agreements	105,726	8,520	1	–	–	500	621	–	–	115,368
Derivative instruments	2,621	4,329	4,401	2,653	1,459	4,964	6,914	9,151	1	36,493
Acceptances	103	70	–	–	–	–	–	–	–	173
Other liabilities	23	48	72	71	69	259	585	879	26,129	28,135
Subordinated indebtedness	–	–	–	–	–	–	33	7,421	–	7,454
Equity	–	–	–	–	–	–	–	–	57,783	57,783
	$191,283	$55,485	$57,503	$62,542	$47,682	$48,144	$74,021	$37,351	$447,396	$1,021,407
October 31, 2023 (2)	$143,144	$58,442	$57,764	$58,203	$50,934	$49,917	$87,009	$39,861	$430,416	$975,690
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
(3)
Comprises $250.2 billion (October 31, 2023: $239.0 billion) of personal deposits; $465.7 billion (October 31, 2023: $462.1 billion) of business and government deposits and secured borrowings; and $27.5 billion (October 31, 2023: $22.3 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$2,135	$8,765	$4,658	$5,833	$7,887	$27,181	$70,187	$2,914	$241,726	$371,286
Securities lending (2)	51,197	8,043	6,360	–	–	–	–	–	–	65,600
Standby and performance letters of credit	4,534	2,282	5,654	3,523	4,554	568	805	224	–	22,144
Backstop liquidity facilities	–	34	20,910	55	327	21	115	–	–	21,462
Documentary and commercial letters of credit	27	66	19	4	5	43	30	–	–	194
Other	1,761	–	–	–	–	–	–	–	55	1,816
	$59,654	$19,190	$37,601	$9,415	$12,773	$27,813	$71,137	$3,138	$241,781	$482,502
October 31, 2023	$50,748	$31,234	$14,032	$11,853	$8,917	$29,890	$72,394	$3,516	$232,656	$455,240
(1)	Includes $186.6 billion (October 31, 2023: $179.2 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $8.5 billion (October 31, 2023: $8.1 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at July 31, 2024	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$133	$182	$303	$200	$236	$718	$684	$243	$2,699
Future lease commitments (2)	–	–	–	–	3	28	92	446	569
Investment commitments	–	1	1	12	–	–	25	497	536
Underwriting commitments	293	–	–	–	–	–	–	–	293
Pension contributions (3)	11	22	–	–	–	–	–	–	33
	$437	$205	$304	$212	$239	$746	$801	$1,186	$4,130
October 31, 2023 (2)	$145	$172	$237	$251	$201	$527	$705	$1,106	$3,344
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2024 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.